Shareholders' equity - Broker warrants (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Broker warrants, fair value	$ 387	$ 683	$ 166	$ 483
2018 Offering
Disclosure of classes of share capital [line items]
Issued		402,851
Conversion of warrants to shares (per warrant)	1
Exercise price (per share)	$ 3.42
Broker warrants, term	18 months
Broker warrants, fair value	$ 387